General information and significant events of the period - Schedule of impacts from COVID-19 (Details) € in Thousands, dose in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2022 dose	Nov. 30, 2021 dose	Dec. 31, 2022 EUR (€) dose	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Inventories, write-down provision			€ 180,866	€ 49,162
Cost of inventories recognized as an COVID 19 expense			159,400	121,400
Product sales			€ 114,797	62,984	€ 65,938
Increase in revenue from sales of goods, percentage			82.30%
Revenue from contracts with customers			€ 360,506	347,186	109,357
Commercialized products
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Product sales			85,228	62,984	65,938
Revenue from contracts with customers			85,251	63,002	65,939
COVID VLA2001
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Equipment, write-down provision			11,900
Right-of-use assets, write-down provision			1,000
Leasehold improvements, write-down provision			1,900
Inventories, write-down provision			176,900	41,600
Revenue from contracts with customers			309,578	253,314
COVID VLA2001 | Europe And Bahrain
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Product sales			29,600
COVID VLA2001 | Commercialized products
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Revenue from contracts with customers			0	0
IXIARO®
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Revenue from contracts with customers			41,371	45,118	48,480
IXIARO® | Commercialized products
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Revenue from contracts with customers			€ 41,371	45,118	48,480
Increase (decrease) in revenue from contract with customers, percentage			8.40%
DUKORAL®
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Revenue from contracts with customers			€ 17,335	2,444	13,300
DUKORAL® | Commercialized products
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Revenue from contracts with customers			€ 17,335	2,444	13,300
Increase (decrease) in revenue from contract with customers, percentage			610.30%
Third party products
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Revenue from contracts with customers			€ 26,545	15,440	4,158
Third party products | Commercialized products
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Revenue from contracts with customers			€ 26,545	15,440	€ 4,158
Increase (decrease) in revenue from contract with customers, percentage			72.10%
IXIARO, private sales | Commercialized products
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Revenue from contracts with customers			€ 28,800	7,100
IXIARO and DUKORAL
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Inventories, write-down provision			2,900	€ 7,600
European Commission | COVID VLA2001 | Amended Advance Purchase Agreement (APA)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Minimum number of doses | dose	1,250
Product sales			€ 6,000
European Commission | COVID VLA2001 | Advance Purchase Agreement (APA)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Minimum number of doses | dose		24,300
Kingdom of Bahrain | COVID VLA2001 | Advance Purchase Agreement (APA)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of doses sold | dose			500
Number of doses to be sold in 2023 | dose			500
Product sales			€ 9,500